T. ROWE PRICE Large-Cap Growth Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 98.7%
COMMUNICATION SERVICES 13.5%
Entertainment 2.0%
Netflix (1) 453,139 275,205
Spotify Technology (1)(2) 572,646 151,121
426,326
Interactive Media & Services 10.8%
Alphabet, Class A (1) 8,548,387 1,290,208
Meta Platforms, Class A  2,090,611 1,015,159
2,305,367
Wireless Telecommunication Services 0.7%
T-Mobile U.S.  869,512 141,922
141,922
Total Communication Services 2,873,615
CONSUMER DISCRETIONARY 12.2%
Broadline Retail 8.4%
Amazon.com (1) 9,164,245 1,653,047
Coupang (1) 8,386,062 149,188
1,802,235
Hotels, Restaurants & Leisure 2.3%
Booking Holdings (2) 79,541 288,565
Chipotle Mexican Grill (1) 70,584 205,172
493,737
Leisure Products 0.1%
Peloton Interactive, Class A (1)(2) 4,494,325 19,258
19,258
Specialty Retail 1.4%
Ross Stores  1,983,356 291,077
291,077
Total Consumer Discretionary 2,606,307
CONSUMER STAPLES 0.8%
Beverages 0.2%
Monster Beverage (1) 807,716 47,881
47,881
Consumer Staples Distribution & Retail 0.6%
Dollar General  815,400 127,251
127,251
Total Consumer Staples 175,132

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
ENERGY 0.8%
Energy Equipment & Services 0.8%
Schlumberger  3,030,900 166,124
Total Energy 166,124
FINANCIALS 10.6%
Capital Markets 1.1%
Charles Schwab  1,749,600 126,566
Tradeweb Markets, Class A  1,029,289 107,221
233,787
Financial Services 9.5%
Affirm Holdings (1) 480,832 17,916
Fiserv (1)(2) 4,054,333 647,963
Global Payments  1,202,062 160,668
Mastercard, Class A  1,458,597 702,417
Stripe, Class B, Acquisition Date: 12/17/19 - 5/18/21,
Cost $17,445 (1)(3)(4) 696,358 18,105
Visa, Class A (2) 1,783,629 497,775
2,044,844
Total Financials 2,278,631
HEALTH CARE 14.9%
Biotechnology 0.7%
Argenx, ADR (1)(2) 218,400 85,988
Legend Biotech, ADR (1)(2) 1,250,809 70,158
156,146
Health Care Equipment & Supplies 5.4%
Becton Dickinson & Company  922,790 228,344
Intuitive Surgical (1) 1,159,436 462,719
Penumbra (1)(2) 236,050 52,682
Stryker (2) 1,169,686 418,596
1,162,341
Health Care Providers & Services 6.1%
Cigna Group (2) 1,471,447 534,415
Humana (2) 169,836 58,885
UnitedHealth Group  1,438,095 711,426
1,304,726
Life Sciences Tools & Services 0.3%
Danaher  301,700 75,340
75,340

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Pharmaceuticals 2.4%
Eli Lilly  651,788 507,065
507,065
Total Health Care 3,205,618
INDUSTRIALS & BUSINESS SERVICES 3.0%
Aerospace & Defense 0.6%
Howmet Aerospace  1,868,800 127,882
127,882
Machinery 1.4%
Ingersoll Rand (2) 3,237,061 307,359
307,359
Professional Services 1.0%
Equifax  236,700 63,322
Paylocity Holding (1)(2) 900,912 154,831
218,153
Total Industrials & Business Services 653,394
INFORMATION TECHNOLOGY 42.8%
Communications Equipment 0.0%
Magic Leap, Class A, Acquisition Date: 1/20/16 - 10/12/17,
Cost $22,585 (1)(3)(4) 46,476 223
223
Electronic Equipment, Instruments & Components 1.7%
Amphenol, Class A  3,082,532 355,570
355,570
IT Services 0.6%
MongoDB (1)(2) 110,282 39,552
Shopify, Class A (1)(2) 1,096,700 84,632
124,184
Semiconductors & Semiconductor Equipment 10.4%
Advanced Micro Devices (1) 1,049,998 189,514
ASML Holding (2) 313,747 304,482
NVIDIA  1,918,123 1,733,139
2,227,135
Software 23.3%
Adobe (1) 552,684 278,884
Atlassian, Class A (1) 848,154 165,483
Aurora Innovation (1)(2) 6,723,761 18,961
Cadence Design Systems (1)(2) 526,750 163,967
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $34,224 (1)(3)
(4) 20,080 21,419
Celonis, Acquisition Date: 6/17/21, Cost $9,560 (1)(3)(4) 25,851 5,767

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Dynatrace (1) 2,417,583 112,272
Fair Isaac (1) 120,300 150,328
Fortinet (1) 1,532,100 104,658
Intuit (2) 1,080,781 702,508
Microsoft (2) 6,727,967 2,830,590
Salesforce (2) 429,496 129,356
ServiceNow (1) 417,428 318,247
Socure, Acquisition Date: 12/22/21, Cost $5,161 (1)(3)(4) 321,182 2,007
5,004,447
Technology Hardware, Storage & Peripherals 6.8%
Apple  8,515,750 1,460,281
1,460,281
Total Information Technology 9,171,840
Total Miscellaneous Common Stocks  0.1% (5) 31,600
Total Common Stocks (Cost $8,541,920) 21,162,261
CONVERTIBLE PREFERRED STOCKS 0.7%
INDUSTRIALS & BUSINESS SERVICES 0.1%
Aerospace & Defense 0.1%
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $38,323 (1)(3)(4) 563,615 19,481
Total Industrials & Business Services 19,481
INFORMATION TECHNOLOGY 0.4%
Software 0.4%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $2,321 (1)(3)(4) 1,362 1,453
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $552 (1)(3)(4) 324 346
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $56 (1)(3)(4) 33 35
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $2 (1)(3)(4) 1 1
Celonis, Series D, Acquisition Date: 6/17/21 - 10/4/22,
Cost $39,355 (1)(3)(4) 106,424 23,741
Databricks, Series H, Acquisition Date: 8/31/21, Cost $22,390 (1)
(3)(4) 304,686 22,394
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $27,654 (1)(3)(4) 2,118,369 8,664
Nuro, Series D, Acquisition Date: 10/29/21, Cost $11,163 (1)(3)(4) 535,481 2,190
Rappi, Series E, Acquisition Date: 9/8/20 - 9/24/20,
Cost $23,981 (1)(3)(4) 401,388 9,120
Rappi, Series F, Acquisition Date: 7/8/21, Cost $35,081 (1)(3)(4) 544,536 12,372
Socure, Series A, Acquisition Date: 12/22/21, Cost $6,272 (1)(3)
(4) 390,346 2,440

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $5,148 (1)
(3)(4) 320,373 2,002
Socure, Series B, Acquisition Date: 12/22/21, Cost $93 (1)(3)(4) 5,796 36
Socure, Series E, Acquisition Date: 10/27/21, Cost $11,932 (1)(3)
(4) 742,561 4,641
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $16,210 (1)(3)
(4) 188,785 11,648
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $1,297 (1)(3)
(4) 14,135 875
Total Information Technology 101,958
MATERIALS 0.2%
Chemicals 0.2%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $23,334 (1)(3)(4) 492,252 23,498
Redwood Materials, Series D, Acquisition Date: 6/2/23,
Cost $8,205 (1)(3)(4) 171,891 8,205
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $16,932 (1)(3)
(4) 410,238 8,320
Total Materials 40,023
Total Convertible Preferred Stocks (Cost $290,301) 161,462
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 5.39% (6)(7) 97,520,543 97,521
Total Short-Term Investments (Cost $97,521) 97,521
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 5.39% (6)(7) 53,670,594 53,671
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 53,671
Total Securities Lending Collateral (Cost $53,671) 53,671
Total Investments in Securities 100.2%
(Cost $8,983,413) $ 21,474,915
Other Assets Less Liabilities (0.2)% (49,149)
Net Assets 100.0% $ 21,425,766

T. ROWE PRICE Large-Cap Growth Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2024.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$208,983 and represents 1.0% of net assets.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE Large-Cap Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 1,042++
Totals $ —# $ — $ 1,042+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 765,543  ¤  ¤ $ 151,192
Total $ 151,192^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,042 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $151,192.

T. ROWE PRICE Large-Cap Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Large-Cap Growth Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Large-Cap Growth Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE Large-Cap Growth Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 21,114,740 $ — $ 47,521 $ 21,162,261
Convertible Preferred Stocks — — 161,462 161,462
Short-Term Investments 97,521 — — 97,521
Securities Lending Collateral 53,671 — — 53,671
Total $ 21,265,932 $ — $ 208,983 $ 21,474,915

T. ROWE PRICE Large-Cap Growth Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F1232-054Q1 03/24